Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Amendment Flag	false
Document Creation Date	Apr. 29, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
American Beacon Money Market Select Fund (Prospectus Summary) | American Beacon Money Market Select Fund | Money Market Select Fund
Risk/Return:
Trading Symbol	ASRXX
American Beacon U.S. Government Money Market Select Fund (Prospectus Summary) | American Beacon U.S. Government Money Market Select Fund | U.S. Government Money Market Select Fund
Risk/Return:
Trading Symbol	AAOXX